Accrued expenses and other current liabilities (Tables)	6 Months Ended
Sep. 30, 2012
Accrued expenses and other current liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
September 30,	March 31,
	2012	2012

Accrued compensation	$77,155	$63,115
Accrued warranty	79,240	90,000
Accrued sales returns	209,858	275,000
Accrued professional fees	43,300	164,999
Accrued rents	2,151	-
Accrued other	18,577	8,581
	$430,281	$601,695